Accounts Receivable, Net - Schedule of Allowance of Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance of Credit Losses [Abstract]
Balance at the beginning of the year	$ 21,862	$ 21,144	$ 25,348
Additions	3,695	1,314
Reversals			(4,112)
Foreign currency translation	1,060	(596)	(92)
Balance at the end of the year	$ 26,617	$ 21,862	$ 21,144